INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets consist of the following:
	Software Development Costs		Patents & Licenses
	Costs	A.A.	Cost	A.A.	Total
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	462,000	—	103,000	—	565,000
Amortization	—	(1,460,000)	—	(333,000)	(1,793,000)
Balance as of June 30, 2014	$15,250,000	$(4,034,000)	$12,378,000	$(6,626,000)	$16,968,000

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2011	$7,975,000	$(479,000)	$12,051,000	$(5,010,000)	$14,537,000
Additions	4,251,000	—	239,000	—	4,490,000
Impairments	—	—	(18,000)	—	(18,000)
Amortization	—	(782,000)	—	(619,000)	(1,401,000)
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000
Additions	2,562,000	—	39,000	—	2,601,000
Impairments	—	—	(36,000)	—	(36,000)
Amortization	—	(1,313,000)	—	(664,000)	(1,977,000)
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Estimated amortization expense for the twelve-month periods ended June 30 as follows:
2015	$3,593,000
2016	3,481,000
2017	3,068,000
2018	3,030,000
2019 and thereafter	3,083,000
$16,255,000

Estimated amortization expense for the succeeding five years is as follows:

2014	$3,590,000
2015	3,590,000
2016	3,127,000
2017	2,809,000
2018 and thereafter	4,840,000
$17,956,000